INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
The components of income tax expense (benefit) were as follows (dollars in millions):

	2014	2013	2012
Current tax expense	$15.6	$8.2	$12.5
Deferred tax expense	143.6	120.1	93.7
Tax expense on period income	159.2	128.3	106.2
Tax expense related to the sale of CLIC	14.2	—	—
Deferred taxes on expired capital loss carryforwards	—	159.4	—
Change in valuation allowance	(48.8)	(472.1)	(171.5)
Other items	(.9)	11.2	—
Total income tax expense (benefit)	$123.7	$(173.2)	$(65.3)

Schedule of effective income tax rate reconciliation
A reconciliation of the U.S. statutory corporate tax rate to the estimated annual effective rate reflected in the consolidated statement of operations is as follows:

	2014	2013	2012
U.S. statutory corporate rate	35.0%	35.0%	35.0%
Valuation allowance	(27.9)	(154.9)	(110.1)
Expired capital loss carryforwards (which were fully offset by a corresponding reduction in the valuation allowance)	—	52.3	—
Non-taxable income and nondeductible benefits, net	(.9)	5.0	32.3
State taxes	1.5	1.9	1.4
Impact of the sale of CLIC	66.3	—	—
Other items	(3.4)	3.9	(.5)
Effective tax rate	70.6%	(56.8)%	(41.9)%

Schedule of deferred tax assets and liabilities
The components of the Company's income tax assets and liabilities are summarized below (dollars in millions):

	2014	2013
Deferred tax assets:
Net federal operating loss carryforwards	$1,048.4	$1,240.2
Net state operating loss carryforwards	15.2	20.0
Tax credits	47.2	43.9
Capital loss carryforwards	—	13.4
Investments	59.7	74.3
Insurance liabilities	585.9	723.8
Other	67.3	64.7
Gross deferred tax assets	1,823.7	2,180.3
Deferred tax liabilities:
Present value of future profits and deferred acquisition costs	(320.5)	(306.8)
Accumulated other comprehensive income	(457.4)	(405.5)
Gross deferred tax liabilities	(777.9)	(712.3)
Net deferred tax assets before valuation allowance	1,045.8	1,468.0
Valuation allowance	(246.0)	(294.8)
Net deferred tax assets	799.8	1,173.2
Current income taxes accrued	(41.1)	(26.0)
Income tax assets, net	$758.7	$1,147.2

Summary of valuation allowance
Changes in our valuation allowance are summarized as follows (dollars in millions):

Balance, December 31, 2011	$938.4
Decrease in 2012	(171.5)	(a)
Balance, December 31, 2012	766.9
Decrease in 2013	(472.1)	(b)
Balance, December 31, 2013	294.8
Decrease in 2014	(48.8)	(c)
Balance, December 31, 2014	$246.0
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(a)	The 2012 reduction to the deferred tax valuation allowance primarily resulted from the impact of recent higher levels of income when projecting future taxable income.

(b)
The 2013 reduction to the deferred tax valuation allowance primarily resulted from the impact of higher levels of income on projected future taxable income, the expiration of capital loss carryforwards, a settlement with the Internal Revenue Service (the "IRS") related to the classification of a portion of the cancellation of indebtedness income and the execution of certain investment trading strategies.

(c)	The 2014 reduction to the deferred tax valuation allowance primarily resulted from tax examination adjustments and the tax gain on the sale of CLIC.

Summary of operating loss carryforwards
As of December 31, 2014, we had $3.0 billion of federal NOLs. The following table summarizes the expiration dates of our loss carryforwards assuming the IRS ultimately agrees with the position we have taken with respect to the loss on our investment in Conseco Senior Health Insurance Company ("CSHI") (dollars in millions):

Year of expiration	Net operating loss carryforwards		Total loss
	Life	Non-life	carryforwards
2022	$112.1	$—	$112.1
2023	742.6	1,983.0	2,725.6
2025	—	91.5	91.5
2026	—	207.4	207.4
2027	—	4.9	4.9
2028	—	203.7	203.7
2029	—	146.6	146.6
2032	—	44.0	44.0
Subtotal	854.7	2,681.1	3,535.8
Less:
Unrecognized tax benefits	(342.9)	(197.4)	(540.3)
Total	$511.8	$2,483.7	$2,995.5

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2014 and 2013 is as follows (dollars in millions):

	Years ended December 31,
	2014	2013

Balance at beginning of year	$226.7	$310.5
Increase based on tax positions taken in prior years	10.9	35.6
Decrease based on tax positions taken in prior years	—	(27.0)
Increase based on tax positions taken in the current year	—	47.6
Decrease in unrecognized tax benefits related to settlements with taxing authorities	(8.9)	(140.0)
Balance at end of year	$228.7	$226.7